ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Advance from customers	18,598	15,323	2,201
Other accrued expenses	21,764	42,131	6,052
Other tax payables	7,272	11,939	1,715

	47,634	69,393	9,968

Other accrued expenses represent accrued rental and overdue penalty interest (see Note 25).